Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of stock option activity
A summary of stock option activity is as follows:

	Shares (000)	Wtd. Avg. Exercise Price Per Share	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding, January 1, 2013	5,344	$50
Granted	221	53
Exercised	(2,576)	43		$63
Expired or cancelled	(206)	51
Outstanding, December 31, 2013	2,783	$57	5.1	$81
Vested or expected to vest, December 31, 2013	2,769	$57	4.8
Exercisable, December 31, 2013	2,153	$58	4.2	$60
Outstanding, January 1, 2014	2,783	$57
Granted	204	77
Exercised	(473)	53		$13
Expired or cancelled	(30)	43
Outstanding, December 31, 2014	2,484	$59	4.7	$28
Vested or expected to vest, December 31, 2014	2,476	$59	4.5
Exercisable, December 31, 2014	1,957	$59	3.7	$23
Outstanding, January 1, 2015	2,484	$59
Granted	147	77
Exercised	(1,255)	56		$39
Expired or cancelled	(104)	56
Outstanding, December 31, 2015	1,272	$64	5.2	$26
Vested or expected to vest, December 31, 2015	1,267	$64	5.2
Exercisable, December 31, 2015	911	$62	4.0	$20

Schedule of options outstanding and exercisable
Options outstanding and exercisable as of December 31, 2015 are as follows:

	Options Outstanding			Options Exercisable
Exercise Price	Shares (000)	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Shares (000)	Weighted-Average Exercise Price
$27-$34	44	2.9	$30	44	$30
$35-$44	86	6.1	45	54	45
$45-$55	347	5.1	53	273	53
$56-$93	795	5.2	73	540	71
	1,272	5.2	$64	911	$62

Assumptions used to estimate fair value of share awards
We estimated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model and the following assumptions:

Year Ended December 31	2015	2014	2013
Average risk-free interest rate	1.6%	1.8%	1.1%
Expected dividend yield	1.5%	1.2%	1.7%
Expected volatility	32.0%	37.0%	42.0%
Expected term (years)	6.0	5.9	5.9

Summary of restricted stock activity
A summary of restricted stock activity is as follows:

	Shares (000)	Wtd. Avg. Price Per Share	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Unvested, January 1, 2013	589	$55	1.7
Granted	192	52
Vested	(90)	52
Forfeited	(64)	56
Unvested, December 31, 2013	627	$54	1.3
Granted	169	$77
Vested	(283)	63
Forfeited	(50)	53
Unvested, December 31, 2014	463	$57	1.2
Granted	179	$76
Vested	(217)	59
Forfeited	(20)	60
Unvested, December 31, 2015	405	$64	1.3	$34

Summary of performance share units detail by grant year
A summary of the performance share units detail by grant year is as follows:

	2013(a)	2014(b)	2015
Grant Date(s)	February 14, 2013	February 11, 2014 and May 1, 2014	February 11, 2015

Performance Period (years)	2013	2014-2016	2015-2017
Vesting Date(s)	50% on December 31, 2014 and 2015	100% in February, 2017(c)	100% in February, 2018(c)

Payout Levels (in units):
Threshold Award	76,120	94,608	82,298
Target Award	152,240	189,215	164,595
Outstanding Award	304,480	378,430	329,190
Shares Issued in 2015	54,617	—	—
Shares Subject to Holding Period as of December 31, 2015	46,623	—	—

(a) The award achieved 140% of the Target Award level over the performance period. Included in these figures is another award consisting of 7,610 of performance share units that were granted on February 14, 2013 with a separate performance period, performance criteria and vesting date. The performance period was 2013 through 2015, with a vesting date of July 1, 2016. The award achieved 124% of the Target Award level over the performance period.
(b) Included in these figures are 3,046 of performance share units that were granted on October 29, 2014 with a separate performance period, performance criteria and vesting date. The performance period is June 1, 2015 through December 31, 2016, with a vesting date of October 29, 2017.
(c) 2014 and 2015 awards are scheduled to vest in February 2017 and 2018, respectively, when the Board of Directors certify the Award levels that are achieved.